Victory Pioneer Strategic Income Fund
(Successor to Pioneer Strategic Income Fund)
Schedule of Investments | June 30, 2025

Schedule of Investments  |  6/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 104.3%
	Senior Secured Floating Rate Loan Interests — 0.9% of Net Assets*(a)
	Cruise Lines — 0.1%
1,955,225	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.327% (Term SOFR + 300 bps), 5/1/31	$ 1,952,781
	Total Cruise Lines	$1,952,781

	Gambling (Non-Hotel) — 0.2%
6,950,000(b)	River Rock Entertainment Authority, California, Term Loan, 6/17/31	$ 6,776,250
	Total Gambling (Non-Hotel)	$6,776,250

	Medical-Drugs — 0.2%
4,860,000	1261229 B.C. Ltd., Term Loan B, 10.561% (Term SOFR + 625 bps), 10/8/30	$ 4,720,275
1,260,475	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.327% (Term SOFR + 400 bps), 4/23/31	1,261,066
	Total Medical-Drugs	$5,981,341

	Medical-Wholesale Drug Distribution — 0.1%
2,989,350	Owens & Minor, Inc., Term B-1 Loan, 8.177% (Term SOFR + 375 bps), 3/29/29	$ 2,991,218
	Total Medical-Wholesale Drug Distribution	$2,991,218

	Metal Processors & Fabrication — 0.0%†
976,986	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 8.022% (Term SOFR + 375 bps), 11/13/28	$ 925,694
	Total Metal Processors & Fabrication	$925,694

	Recreational Centers — 0.1%
2,677,903	Fitness International LLC, Term B Loan, 9.577% (Term SOFR + 525 bps), 2/12/29	$ 2,691,292
	Total Recreational Centers	$2,691,292

1Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Rental Auto & Equipment — 0.2%
7,315,207	Hertz Corp., Initial Term B Loan, 8.041% (Term SOFR + 350 bps), 6/30/28	$ 6,108,198
1,423,137	Hertz Corp., Initial Term C Loan, 8.041% (Term SOFR + 350 bps), 6/30/28	1,188,320
	Total Rental Auto & Equipment	$7,296,518

	Total Senior Secured Floating Rate Loan Interests (Cost $29,326,370)	$28,615,094

Shares
	Common Stocks — 0.1% of Net Assets
	Communications Equipment — 0.0%†
43,579(c)	Digicel International Finance Ltd.	$ 337,737
	Total Communications Equipment	$337,737

	Household Durables — 0.0%†
1,018,282(c)	Desarrolladora Homex SAB de CV	$ 54
	Total Household Durables	$54

	Oil, Gas & Consumable Fuels — 0.0%†
307	Frontera Energy Corp.	$ 1,475
	Total Oil, Gas & Consumable Fuels	$1,475

	Paper & Forest Products — 0.0%
162,828(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 2,191,455
	Total Passenger Airlines	$2,191,455

	Total Common Stocks (Cost $1,563,741)	$2,530,721

Principal Amount USD ($)
Asset Backed Securities — 10.5% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 501,523
Victory Pioneer Strategic Income Fund | 6/30/252

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	$ 507,726
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.016% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,619,755
239,057	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	235,749
337,940	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	331,744
1,190,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	1,214,342
563,970	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	564,433
763,493	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	771,218
1,751,108	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	1,780,180
3,236,645	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	3,223,614
3,260,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	3,331,141
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,347,455
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,432,879
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,499,559
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	5,083,005
2,176,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	2,226,743
3Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	$ 1,962,952
3,760,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	3,784,166
5,930,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	5,989,686
2,981,673	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,796,166
3,180,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	3,221,570
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.456% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,994,612
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,822,310
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.688%, 2/25/46 (144A)	3,692,725
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,373,429
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,777
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,768,872
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	3,129,483
1,900,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,923,912
5,091,667	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	5,143,695
1,091,667	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	1,129,693
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,226,392
Victory Pioneer Strategic Income Fund | 6/30/254

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,590,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	$ 3,574,673
14,800,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	15,321,143
13,220,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	13,496,774
10,730,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	11,008,086
7,560,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	7,751,952
14,305,048(d)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	14,438,956
7,668,906(d)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	7,752,573
4,453,541(d)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	4,512,103
6,643,914(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	6,454,235
12,975,494(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	12,547,438
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 8.881% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	998,425
2,830,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	2,953,034
12,197,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	12,441,510
4,270,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class E, 7.73%, 6/15/32 (144A)	4,393,874
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,854,904
1,500,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class D, 9.22%, 1/25/29 (144A)	1,532,317
5Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,050,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class D, 9.41%, 1/27/31 (144A)	$ 1,075,205
15,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	14,377,951
9,887,659(f)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,274,161
571,636	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	541,013
610,460(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.552% (SOFR30A + 525 bps), 5/20/32 (144A)	624,978
940,289(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class D, 8.302% (SOFR30A + 400 bps), 10/20/32 (144A)	950,579
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 10.871% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	2,101,183
165,565	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	163,726
2,010,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	1,992,483
3,200,000	Merchants Fleet Funding LLC, Series 2024-1A, Class E, 9.35%, 4/20/37 (144A)	3,245,561
1,061,557	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	1,046,672
3,134,328	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,485,837
4,500,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER3, 11.022% (3 Month Term SOFR + 675 bps), 7/22/38 (144A)	4,539,150
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 10.794% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,454,181
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	6,079,060
5,450,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	5,495,861
4,997,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	5,085,231
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 6.856% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,897,551
Victory Pioneer Strategic Income Fund | 6/30/256

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	$ 5,602,240
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,327,570
3,110,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	3,104,071
2,959,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	2,989,905
2,879,848(e)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	2,905,420
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	9,304,845
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,812,455
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,663,965
3,750,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	236,250
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,528,350
2,880,633	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	2,926,848
2,300,000	SCF Equipment Leasing LLC, Series 2024-1A, Class E, 9.00%, 12/20/34 (144A)	2,461,243
4,200,000	SCF Equipment Trust LLC, Series 2025-1A, Class E, 6.75%, 11/20/35 (144A)	4,327,618
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 7.844% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,577,195
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 11.443% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,893,011
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,357,336
7,690,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	7,831,178
2,550,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class E, 8.64%, 7/15/30 (144A)	2,623,147
7Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	$ 4,019,513
7,627	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	7,617
3,500,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	3,671,262
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,607,193
6,107,194(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	6,184,254
848,213	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	843,085
535,714	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	531,743
	Total Asset Backed Securities (Cost $361,621,145)	$352,491,200

	Collateralized Mortgage Obligations—8.2% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,990,848
2,550,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.455% (SOFR30A + 215 bps), 8/25/34 (144A)	2,555,049
5,110,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.505% (SOFR30A + 320 bps), 8/25/34 (144A)	5,167,578
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,859,436
2,897,629(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,705,091
2,668,920	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,528,858
3,450,000(d)	CFMT LLC, Series 2024-HB14, Class M4, 3.00%, 6/25/34 (144A)	3,115,806
6,710,000(d)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	6,074,428
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,150,966
Victory Pioneer Strategic Income Fund | 6/30/258

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.07% (SOFR30A + 376 bps), 2/25/40 (144A)	$ 2,773,910
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.07% (SOFR30A + 376 bps), 2/25/40 (144A)	5,130,528
7,980,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.805% (SOFR30A + 450 bps), 1/25/42 (144A)	8,327,400
3,280,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.256% (SOFR30A + 195 bps), 3/25/44 (144A)	3,306,552
3,740,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.005% (SOFR30A + 170 bps), 7/25/44 (144A)	3,753,691
1,967,977(e)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	1,986,420
311,643(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	3
2,638,958(d)	CSMC Trust, Series 2021-RPL2, Class M3, 3.595%, 1/25/60 (144A)	1,751,659
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.255% (SOFR30A + 395 bps), 9/26/33 (144A)	8,450,496
6,553,553(a)(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.612% (SOFR30A + 592 bps), 7/15/42	790,502
3,756,677(a)(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.132% (SOFR30A + 644 bps), 8/15/42	554,005
1,840,298(g)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	366,420
2,208,739(g)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	460,342
2,630,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.955% (SOFR30A + 565 bps), 12/25/50 (144A)	2,999,638
9Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,670,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.42% (SOFR30A + 1,011 bps), 7/25/50 (144A)	$ 3,522,750
6,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.705% (SOFR30A + 740 bps), 11/25/50 (144A)	7,506,906
2,340,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.055% (SOFR30A + 375 bps), 12/25/41 (144A)	2,408,390
2,431,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.236% (SOFR30A + 491 bps), 9/25/47 (144A)	2,650,617
1,437,661(a)(g)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.13% (SOFR30A + 644 bps), 8/25/41	131,119
1,554,000(a)(g)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.78% (SOFR30A + 609 bps), 6/25/48	197,695
1,760,149(a)(g)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.63% (SOFR30A + 594 bps), 7/25/49	207,524
1,405,352(a)(g)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.63% (SOFR30A + 594 bps), 8/25/49	184,175
1,413,697(a)(g)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.63% (SOFR30A + 594 bps), 8/25/49	193,144
1,581,661(g)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	322,320
198,046,890(d)(g)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	2,540,090
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
887,097	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	894,185
1,561,801(a)(g)	Government National Mortgage Association, Series 2019-103, Class SB, 1.618% (1 Month Term SOFR + 594 bps), 8/20/49	192,408
Victory Pioneer Strategic Income Fund | 6/30/2510

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,659,590(a)(g)	Government National Mortgage Association, Series 2019-117, Class SB, 7.629% (1 Month Term SOFR + 331 bps), 9/20/49	$ 178,073
19,444,773(g)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,255,646
19,627,769(g)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,232,109
8,989,653(g)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,521,120
1,646,258(g)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	278,242
3,926,486(g)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	741,229
11,211,959(a)(g)	Government National Mortgage Association, Series 2020-9, Class SA, 7.559% (1 Month Term SOFR + 324 bps), 1/20/50	160,729
7,285,542(e)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	7,317,177
2,250,234(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.973%, 3/25/50 (144A)	1,964,085
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.973%, 3/25/50 (144A)	1,017,696
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,820,514
2,394,274(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.927%, 2/26/52 (144A)	1,944,649
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.905% (SOFR30A + 460 bps), 10/25/33 (144A)	1,973,202
65,667,222(d)(g)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	880,768
2,421,307(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	2,085,858
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.279%, 9/25/56 (144A)	3,307,815
981,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 5.769%, 4/25/46 (144A)	813,497
11Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
125,586,347(d)(g)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.116%, 12/25/51 (144A)	$ 818,208
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,368,624
6,115,635(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,852,256
110,175,859(d)(g)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.115%, 12/25/51 (144A)	704,707
1,882,000(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.972%, 10/25/51 (144A)	1,529,028
1,600,957(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.972%, 10/25/51 (144A)	1,059,599
4,397,965(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.096%, 8/25/52 (144A)	3,575,120
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,002,482
4,313,744(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 7.784% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	4,479,404
1,923,028(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.105% (SOFR30A + 180 bps), 3/25/51 (144A)	1,898,795
1,706,348(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 7.055% (SOFR30A + 275 bps), 3/25/51 (144A)	1,701,889
834,743	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	776,311
1,621,612	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,544,585
5,819,223	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,263,149
3,762,595(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.668%, 6/25/51 (144A)	3,029,367
9,959,684(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.67% (SOFR30A + 336 bps), 10/25/49 (144A)	10,109,127
7,065,390(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.939% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,082,541
Victory Pioneer Strategic Income Fund | 6/30/2512

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.846%, 11/25/59 (144A)	$ 11,757,119
2,341,882(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.711%, 6/25/51 (144A)	1,334,491
1,950,000(d)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	1,847,557
1,778,656(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	1,416,580
3,391,897(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.477%, 4/25/51 (144A)	2,666,579
2,649,752(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,181,354
2,570,394(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.348%, 4/25/51 (144A)	2,044,634
2,166,290(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	1,809,479
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 9.305% (SOFR30A + 500 bps), 11/25/31 (144A)	1,529,055
1,744,298(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.704%, 12/25/51 (144A)	1,380,750
4,008,780(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.706%, 7/25/51 (144A)	3,340,582
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.631%, 11/25/51 (144A)	814,288
3,746,741(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.749%, 1/25/52 (144A)	3,050,504
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	7,157,432
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.856%, 1/25/52 (144A)	867,704
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,686,379
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.944%, 2/25/52 (144A)	1,308,069
4,750,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.92% (SOFR30A + 1,061 bps), 2/25/47 (144A)	5,920,756
13Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.817%, 10/25/56 (144A)	$ 4,185,812
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.584% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,716,289
8,504,364(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,404,614
6,284,482(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.705% (SOFR30A + 340 bps), 11/25/33 (144A)	6,353,871
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	717,997
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,585,980
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,837,040
	Total Collateralized Mortgage Obligations (Cost $314,919,434)	$273,953,467

	Commercial Mortgage-Backed Securities—5.8% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.426% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 4,834,800
1,660,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class A, 6.246% (1 Month Term SOFR + 193 bps), 1/20/41 (144A)	1,655,882
4,180,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.958% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	4,169,542
2,510,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class B, 7.508% (1 Month Term SOFR + 319 bps), 1/20/41 (144A)	2,502,148
1,390,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 8.008% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	1,384,783
Victory Pioneer Strategic Income Fund | 6/30/2514

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.151% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 3,570,268
3,930,460(e)(g)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.357%, 9/15/48 (144A)	1,387,705
1,704,240(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 8.276% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	690,583
2,945,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.326% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	2,942,239
2,685,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.723% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	2,681,644
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.671% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,977,500
3,325,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.02% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	3,308,375
6,330,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.569% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	6,278,738
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,199,120
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.959%, 4/15/50	3,707,175
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.886%, 11/15/48	2,604,911
1,455,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.055% (SOFR30A + 775 bps), 1/25/51 (144A)	1,583,167
2,750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 8.055% (SOFR30A + 375 bps), 1/25/51 (144A)	2,818,465
15Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,000,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.305% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,184,126
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.885%, 12/25/26 (144A)	4,348,237
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	2,694,555
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.161%, 11/25/32 (144A)	2,004,620
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.446%, 8/25/33 (144A)	1,651,567
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.625%, 1/25/26 (144A)	3,491,756
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 4.03%, 12/25/27 (144A)	6,024,360
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.426% (SOFR30A + 511 bps), 10/25/28	1,299,093
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.253%, 10/25/31 (144A)	873,770
3,105,177(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,948,074
8,429,220(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.326% (SOFR30A + 701 bps), 8/25/29	8,129,248
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.676% (SOFR30A + 636 bps), 1/25/27 (144A)	866,504
1,211,644(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.426% (SOFR30A + 911 bps), 7/25/30 (144A)	1,145,799
5,000,000(h)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,828,590
81,222,196(g)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	382,776
18,374,996(g)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	79,619
10,000,000(h)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	6,196,780
123,223,976(g)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	514,226
Victory Pioneer Strategic Income Fund | 6/30/2516

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	$ 40,356
6,110,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.703% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	6,094,721
5,541,771(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.08% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,338,602
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.976% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	2,161,752
750,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.519% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	713,444
550,000(d)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	546,219
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	1,396,653
5,557,504	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,324,332
1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.449%, 5/15/48	1,219,255
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	3,045,562
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,714,134
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,832,596
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,226,008
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	701,609
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	2,325,510
17Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.384% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 5,567,482
2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,639,366
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.236%, 2/25/52 (144A)	4,796,544
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,221,106
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	7,026,847
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	6,379,835
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	1,183,203
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.924%, 12/10/34 (144A)	7,072,085
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	3,543,402
67,584,000(d)(g)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.487%, 3/15/51	640,804
5,726,268(d)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	5,756,602
3,418,806(d)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	3,451,951
452,919(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.694% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	451,614
	Total Commercial Mortgage-Backed Securities (Cost $220,716,673)	$195,372,339

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 55,583
	Total Banks	$55,583

Victory Pioneer Strategic Income Fund | 6/30/2518

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.0%†
290,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 315,375
	Total Entertainment	$315,375

	Total Convertible Corporate Bonds (Cost $1,384,198)	$370,958

	Corporate Bonds — 43.5% of Net Assets
	Aerospace & Defense — 0.8%
12,140,000	Boeing Co., 6.858%, 5/1/54	$ 13,289,851
3,475,000	Boeing Co., 7.008%, 5/1/64	3,816,756
EUR3,430,000(i)	Czechoslovak Group AS, 5.25%, 1/10/31 (144A)	4,102,236
6,390,000(i)	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	6,443,304
	Total Aerospace & Defense	$27,652,147

	Agriculture — 0.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 7,115,914
	Total Agriculture	$7,115,914

	Airlines — 1.1%
5,385,328(j)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 4,087,464
1,263,250	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,190,824
11,240,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	10,366,652
1,810,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,777,782
3,915,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	3,739,412
4,035,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	4,115,700
1,070,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	1,114,128
EUR7,700,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	9,112,214
	Total Airlines	$35,504,176

	Auto Manufacturers — 4.2%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,423,778
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,689,811
13,710,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	13,750,237
10,520,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	10,465,734
19Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
2,052,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	$ 1,997,526
18,130,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	18,104,919
3,490,000	Ford Motor Credit Co. LLC, 6.532%, 3/19/32	3,544,087
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,905,862
21,480,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	21,593,954
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,776,232
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,938,874
15,055,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	15,273,387
7,410,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	7,464,071
	Total Auto Manufacturers	$139,928,472

	Auto Parts & Equipment — 0.2%
EUR2,220,000	Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/31 (144A)	$ 2,625,091
700,000	Magna International, Inc., 5.875%, 6/1/35	718,406
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	2,283,034
	Total Auto Parts & Equipment	$5,626,531

	Banks — 8.2%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 18,290,283
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	5,103,466
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,538,136
8,900,000	Banco Bradesco S.A., 6.50%, 1/22/30 (144A)	9,317,410
3,460,000(d)(k)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,587,878
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	7,537,216
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,418,960
10,850,000(d)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	11,025,099
6,915,000(d)(k)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	6,944,686
2,101,000(d)(k)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	2,133,689
Victory Pioneer Strategic Income Fund | 6/30/2520

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
17,270,000(d)(k)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	$ 17,373,620
6,150,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	5,330,853
8,389,000(d)(k)	Citigroup, Inc., 6.75% (5 Year CMT Index + 257 bps)	8,450,777
6,860,000(d)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	7,096,915
3,285,000(d)	Commonwealth Bank of Australia, 5.929% (1 Year CMT Index + 132 bps), 3/14/46 (144A)	3,225,690
6,660,000	Credito Real S.A.B de CV SOFOM ENR, 8.00%, 1/21/28	666,000
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,522,544
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	986,893
9,350,000(d)(k)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	9,385,352
19,300,000(d)(k)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	16,146,338
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	9,374,388
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,805,829
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,985,482
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	7,082,784
16,049,000(d)(k)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	14,413,116
27,670,000(d)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	28,762,676
5,010,000(d)(f)(k)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
4,840,000(d)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	5,133,136
2,810,000(d)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,883,774
4,410,000(d)(k)	UBS Group AG, 7.00% (5 Year USD SOFR Swap Rate + 308 bps) (144A)	4,386,986
4,310,000(d)(k)	UBS Group AG, 7.125% (5 Year USD SOFR Swap Rate + 318 bps) (144A)	4,292,283
21Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	$ 23,750,871
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,937,454
3,595,000(d)(k)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,696,675
	Total Banks	$272,587,259

	Biotechnology — 0.2%
EUR6,130,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 7,370,786
	Total Biotechnology	$7,370,786

	Building Materials — 0.2%
6,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	$ 6,523,130
	Total Building Materials	$6,523,130

	Chemicals — 0.9%
3,685,000	Braskem Netherlands Finance BV, 8.00%, 10/15/34 (144A)	$ 2,951,316
EUR3,235,000	Celanese US Holdings LLC, 5.00%, 4/15/31	3,791,623
12,205,000	Celanese US Holdings LLC, 7.20%, 11/15/33	12,956,340
10,207,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	10,177,329
	Total Chemicals	$29,876,608

	Commercial Services — 0.6%
2,435,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 2,547,543
EUR2,055,000	Belron UK Finance Plc, 4.625%, 10/15/29 (144A)	2,468,966
7,474,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	7,216,035
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,738,287
1,640,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	1,712,746
2,480,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	2,598,547
	Total Commercial Services	$20,282,124

	Computers — 0.1%
EUR1,425,000	Almaviva-The Italian Innovation Co. S.p.A., 5.00%, 10/30/30 (144A)	$ 1,684,894
	Total Computers	$1,684,894

Victory Pioneer Strategic Income Fund | 6/30/2522

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Distribution/Wholesale — 0.0%†
1,205,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,204,027
	Total Distribution/Wholesale	$1,204,027

	Diversified Financial Services — 3.4%
7,750,000(d)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 7,904,832
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,893,783
2,410,000(d)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	2,453,493
9,860,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	10,496,990
9,894,000	Citadel Securities Global Holdings LLC, 5.50%, 6/18/30 (144A)	10,011,550
2,917,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	2,992,910
745,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	753,029
4,780,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	4,927,139
4,660,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	4,840,249
17,225,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	17,657,537
1,765,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	1,814,784
5,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	5,679,284
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	5,328,787
5,000,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	5,178,687
8,110,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	8,527,803
3,070,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	3,128,422
3,100,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	3,171,922
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,772,811
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	7,029,080
3,316,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,218,692
	Total Diversified Financial Services	$114,781,784

23Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Electric — 0.9%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 7,480,734
4,640,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	4,478,085
3,344,405	Light Energia S.A., 4.375%, 6/18/26	3,103,608
6,459,739(j)	Light Servicos de Eletricidade S.A., 2.26%, 12/19/37	1,421,143
3,435,000	Pampa Energia S.A., 7.875%, 12/16/34 (144A)	3,426,790
10,760,000(d)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,203,222
	Total Electric	$30,113,582

	Energy-Alternate Sources — 0.0%†
559,782	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 536,341
	Total Energy-Alternate Sources	$536,341

	Engineering & Construction — 0.2%
5,565,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	$ 5,214,683
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	1,586,268
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,384,970
	Total Engineering & Construction	$8,185,921

	Entertainment — 1.2%
EUR2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,643,253
EUR7,345,000(j)	LHMC Finco 2 S.a.r.l., 8.625%, 5/15/30 (144A)	9,004,008
17,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	15,147,748
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,350,881
9,970,000	Voyager Parent LLC, 9.25%, 7/1/32 (144A)	10,373,054
	Total Entertainment	$41,518,944

	Environmental Control — 0.2%
5,455,000	Ambipar Lux S.a.r.l., 10.875%, 2/5/33 (144A)	$ 5,155,338
	Total Environmental Control	$5,155,338

	Food — 0.7%
5,010,000	Aragvi Finance International DAC, 11.125%, 11/20/29 (144A)	$ 5,054,293
Victory Pioneer Strategic Income Fund | 6/30/2524

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — (continued)
1(j)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 1
EUR2,875,000	Darling Global Finance BV, 4.50%, 7/15/32 (144A)	3,427,542
2,350,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	2,479,645
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,859,821
	Total Food	$23,821,302

	Forest Products & Paper — 0.1%
EUR4,000,000	Fedrigoni S.p.A., 6.125%, 6/15/31 (144A)	$ 4,506,705
	Total Forest Products & Paper	$4,506,705

	Healthcare-Products — 0.5%
12,970,000(d)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 13,041,557
2,624,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	2,730,122
	Total Healthcare-Products	$15,771,679

	Healthcare-Services — 0.9%
7,170,800	Auna S.A., 10.00%, 12/18/29 (144A)	$ 7,518,226
1,479,000	DaVita, Inc., 6.75%, 7/15/33 (144A)	1,527,211
EUR1,285,000	Mehilainen Yhtiot Oy, 5.125%, 6/30/32 (144A)	1,520,084
10,575,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	10,495,687
EUR2,440,000	RAY Financing LLC, 6.50%, 7/15/31 (144A)	3,000,289
6,325,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,523,845
	Total Healthcare-Services	$30,585,342

	Insurance — 3.0%
3,800,000(d)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,787,900
10,720,000	CNO Financial Group, Inc., 6.45%, 6/15/34	11,242,450
14,736,000(d)(k)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	14,869,714
9,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 345 bps), 10/15/54 (144A)	8,932,371
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,679,471
25Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Insurance — (continued)
6,810,000(d)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	$ 6,759,595
4,763,000(d)	Hanwha Life Insurance Co., Ltd., 6.30% (5 Year CMT Index + 229 bps), 6/24/55 (144A)	4,905,271
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	17,960,270
17,015,000(d)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	16,982,025
3,590,000(d)	Nippon Life Insurance Co., 6.50% (5 Year CMT Index + 319 bps), 4/30/55 (144A)	3,716,318
	Total Insurance	$99,835,385

	Internet — 0.3%
5,540,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,664,405
EUR3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	3,795,954
	Total Internet	$9,460,359

	Iron & Steel — 0.4%
3,185,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,002,376
6,905,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	6,483,496
920,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	887,299
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	2,206,875
	Total Iron & Steel	$12,580,046

	Leisure Time — 0.3%
EUR6,280,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 7,884,505
2,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,655,667
	Total Leisure Time	$9,540,172

	Lodging — 0.9%
1,720,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,733,418
EUR5,055,000	Essendi S.A., 5.625%, 5/15/32 (144A)	6,001,971
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,452,925
3,125,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	3,005,771
Victory Pioneer Strategic Income Fund | 6/30/2526

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
3,360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 3,412,174
5,783,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	5,840,934
	Total Lodging	$30,447,193

	Machinery-Diversified — 0.1%
EUR4,025,000(a)	Mangrove Luxco III S.a.r.l., 7.279% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 4,771,481
	Total Machinery-Diversified	$4,771,481

	Media — 0.3%
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	$ 2,883,347
3,765,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	4,044,645
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,740,803
	Total Media	$10,668,795

	Mining — 0.4%
1,840,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	$ 1,887,270
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	11,127,155
	Total Mining	$13,014,425

	Miscellaneous Manufacturing — 0.2%
5,220,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 5,305,958
	Total Miscellaneous Manufacturing	$5,305,958

	Multi-National — 0.9%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,679,358
TRY944,110,000(h)	European Bank for Reconstruction & Development, 7/11/36	1,676,389
INR512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,935,896
INR435,400,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	5,050,044
27Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Multi-National — (continued)
INR581,000,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28	$ 6,839,911
KZT1,339,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	2,367,609
	Total Multi-National	$29,549,207

	Oil & Gas — 5.6%
3,585,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 3,625,440
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	14,923,227
17,500,000	APA Corp., 6.75%, 2/15/55 (144A)	16,530,708
1,300,000	Azule Energy Finance Plc, 8.125%, 1/23/30 (144A)	1,284,400
31,310,000(d)(k)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	31,258,461
5,613,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	5,163,960
4,000,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,920,000
7,930,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	7,595,605
23,191,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	22,677,347
5,050,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	5,245,705
7,352,403	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	5,803,987
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	4,120,460
11,815,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	11,810,582
8,381,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	7,757,464
5,375,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	4,969,414
1,230,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,097,957
5,045,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	4,376,537
2,330,000	Var Energi ASA, 6.50%, 5/22/35 (144A)	2,409,577
1,208,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	1,161,312
5,060,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	4,905,670
14,279,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	14,184,353
6,280,000	Woodside Finance, Ltd., 6.00%, 5/19/35	6,410,243
4,404,000	YPF S.A., 6.95%, 7/21/27 (144A)	4,368,673
	Total Oil & Gas	$185,601,082

Victory Pioneer Strategic Income Fund | 6/30/2528

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 0.1%
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	$ 3,074,796
	Total Oil & Gas Services	$3,074,796

	Pharmaceuticals — 1.0%
2,875,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 2,900,214
2,424,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR24,374,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	29,207,317
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,335,650
7,025,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$33,443,181

	Pipelines — 2.4%
4,115,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 4,132,845
3,425,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,488,061
5,520,000(d)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	5,670,934
5,520,000(d)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	5,735,213
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	7,056,526
1,545,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	1,568,030
10,589,000	ONEOK, Inc., 5.45%, 6/1/47	9,396,875
3,862,000	ONEOK, Inc., 5.60%, 4/1/44	3,522,815
3,845,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	3,967,067
9,271,000(d)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	9,624,754
5,730,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	5,861,996
3,278,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,404,648
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,677,642
29Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
4,840,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	$ 4,840,000
8,925,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	8,925,000
	Total Pipelines	$78,872,406

	Real Estate — 0.1%
4,050,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,709,071
	Total Real Estate	$3,709,071

	REITS — 0.2%
2,425,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,373,527
640,000	Highwoods Realty LP, 2.60%, 2/1/31	552,920
610,000	Highwoods Realty LP, 3.05%, 2/15/30	557,018
2,975,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,875,424
1,925,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32 (144A)	1,944,535
	Total REITS	$8,303,424

	Retail — 0.2%
EUR4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	$ 5,306,343
	Total Retail	$5,306,343

	Semiconductors — 0.7%
3,279,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 3,331,884
8,134,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	8,499,872
10,114,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	10,642,381
	Total Semiconductors	$22,474,137

	Telecommunications — 1.5%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 392,469
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,516,673
9,874,000	Altice France S.A., 5.50%, 1/15/28 (144A)	8,309,860
EUR2,785,000	Iliad Holding SASU, 5.375%, 4/15/30 (144A)	3,369,167
EUR3,000,000	Iliad Holding SASU, 6.875%, 4/15/31 (144A)	3,767,968
1,580,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	1,690,007
5,830,000	Level 3 Financing, Inc., 6.875%, 6/30/33 (144A)	5,932,159
Victory Pioneer Strategic Income Fund | 6/30/2530

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
2,225,000	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	$ 2,283,951
18,125,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	17,153,500
6,545,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	6,648,572
	Total Telecommunications	$51,064,326

	Transportation — 0.1%
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	$ 2,269,775
2,590,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	2,568,302
	Total Transportation	$4,838,077

	Total Corporate Bonds (Cost $1,448,427,036)	$1,452,192,870

	Insurance-Linked Securities — 3.5% of Net Assets#
	Event Linked Bonds — 2.0%
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.394%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,500
500,000(a)	Acorn Re, 7.394%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	501,500
500,000(a)	Ursa Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	504,800
500,000(a)	Veraison Re, 11.082%, (1 Month U.S. Treasury Bill + 679 bps), 3/9/26 (144A)	513,500
		$2,020,300

	Flood – U.S. — 0.0%†
1,000,000(a)	FloodSmart Re, 18.294%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 1,027,000
	Health – U.S. — 0.2%
2,000,000(a)	Vitality Re XIII, 6.294%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,003,200
4,000,000(a)	Vitality Re XIV, 7.794%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,094,800
400,000(a)	Vitality Re XIV, 8.794%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	413,040
		$6,511,040

31Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Multiperil – Massachusetts — 0.0%†
500,000(a)	Mayflower Re, 7.794%, (T-BILL + 350 bps), 7/7/28 (144A)	$ 499,250
	Multiperil – U.S. — 0.8%
500,000(a)	Aquila Re, 9.66%, (BRMMUSDF + 550 bps), 6/7/27 (144A)	$ 508,850
250,000(a)	Bonanza Re, 8.044%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	245,850
1,000,000(a)	Bonanza Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	997,100
750,000(a)	Commonwealth Re, 8.044%, (T-BILL + 375 bps), 7/10/28 (144A)	748,875
250,000(a)	Four Lakes Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	243,925
250,000(a)	Four Lakes Re, 10.094%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	251,800
250,000(a)	Four Lakes Re, 12.544%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	245,300
750,000(a)	Fuchsia 2024-1 , 9.308%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	749,250
500,000(a)	Herbie Re, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	500,300
2,500,000(a)	High Point Re, 10.058%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,540,250
500,000(a)	Merna Re Companywide, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 7/7/28 (144A)	499,150
500,000(a)	Merna Re Enterprise, 12.044%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/28 (144A)	499,150
500,000(a)	Merna Re II, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	515,950
1,000,000(a)	Merna Re II, 12.794%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,005,900
850,000(a)	Mystic Re, 16.294%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	883,150
2,900,000(a)	Mystic Re IV, 13.224%, (3 Month U.S. Treasury Bill + 893 bps), 1/8/26 (144A)	2,957,710
750,000(a)	Residential Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	748,500
750,000(a)	Residential Re, 10.214%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	774,225
750,000(a)	Residential Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	754,950
1,500,000(a)	Residential Re, 11.998%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,548,000
Victory Pioneer Strategic Income Fund | 6/30/2532

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,500,000(a)	Residential Re, 12.714%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	$ 1,542,300
600,000(a)	Sanders Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	598,500
1,500,000(a)	Sanders Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	1,481,100
600,000(a)	Sanders Re, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	606,000
600,000(a)	Sanders Re, 8.794%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	596,400
600,000(a)	Sanders Re, 9.044%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	603,000
2,000,000(a)	Sanders Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,004,200
750,000(a)	Sanders Re, 10.044%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	773,850
250,000(a)	Sanders Re III, 9.858%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	255,000
750,000(a)	Sanders Re III, 10.564%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	771,675
		$26,450,210

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.887%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 823,125
250,000(a)	Easton Re, 11.794%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	253,425
1,000,000(a)	Galileo Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,035,700
500,000(a)	Galileo Re, 11.308%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	504,000
250,000(a)	Matterhorn Re, 10.145%, (SOFR + 575 bps), 12/8/25 (144A)	239,900
800,000(a)	Mona Lisa Re, 16.794%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	809,680
500,000(a)	Northshore Re II, 12.308%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	499,500
		$4,165,330

	Multiperil – U.S. Regional — 0.1%
750,000(a)	Aquila Re, 12.564%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 773,325
33Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — (continued)
1,000,000(a)	Locke Tavern Re, 9.076%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	$ 1,008,000
2,500,000(a)	Long Point Re IV, 8.544%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,521,250
		$4,302,575

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.039%, (SOFR + 765 bps), 6/5/26 (144A)	$ 1,283,875
500,000(a)	Cat Re 2001, 17.334%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	515,750
1,000,000(a)	Kendall Re, 10.544%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,038,800
250,000(a)	Silk Road Re, 10.297%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	249,375
		$3,087,800

	Windstorm – Florida — 0.1%
500,000(a)	Integrity Re, 11.124%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/30 (144A)	$ 60,000
750,000(a)	Integrity Re, 12.294%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	754,425
750,000(a)	Integrity Re, 14.044%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	755,100
250,000(a)	Marlon Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	255,825
500,000(a)	Merna Re II, 13.044%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	513,050
750,000(a)	Palm Re, 12.044%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	750,450
500,000(a)	Purple Re, 13.294%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	511,050
		$3,599,900

	Windstorm – Massachusetts — 0.0%†
750,000(a)	Mayflower Re, 8.808%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 763,875
Victory Pioneer Strategic Income Fund | 6/30/2534

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.589%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,725
250,000(a)	International Bank for Reconstruction & Development, 18.093%, (SOFR + 1,372 bps), 4/24/28 (144A)	256,550
		$519,275

	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 9.544%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 507,550
1,250,000(a)	Blue Ridge Re, 12.08%, (FHMMUSTF + 799 bps), 1/8/27 (144A)	1,267,750
1,750,000(a)	Cape Lookout Re, 11.194%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	1,754,725
		$3,530,025

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.294%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 510,150
250,000(a)	Alamo Re, 12.044%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,500
1,000,000(a)	Alamo Re, 12.686%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	1,026,200
		$1,796,850

	Windstorm – U.S. — 0.2%
250,000(a)	Bonanza Re, 12.744%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 250,650
1,000,000(a)	Cape Lookout Re, 12.714%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,016,400
500,000(a)	Gateway Re, 18.254%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	515,150
250,000(a)	Gateway Re II, 13.194%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	252,225
2,500,000(a)	Queen Street Re, 11.794%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,491,750
		$4,526,175

	Windstorm – U.S. Multistate — 0.1%
625,000(a)	Chartwell Re, 10.294%, (3 Month U.S. Treasury Bill + 600 bps), 6/7/28 (144A)	$ 631,250
35Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Windstorm – U.S. Multistate — (continued)
250,000(a)	Chartwell Re, 11.294%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/28 (144A)	$ 249,200
250,000(a)	Gateway Re, 9.794%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	251,400
		$1,131,850

	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.057%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 749,625
	Winterstorm – Florida — 0.0%†
1,000,000(a)	Lightning Re, 15.294%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 1,025,500
	Total Event Linked Bonds	$65,706,580

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Earthquakes – California — 0.0%†
1,030,000(c)(l)+	Adare Re 2025, 9/30/30	$ 1,045,217
	Multiperil – Massachusetts — 0.0%†
400,000(c)(l)+	Portsalon Re 2022, 5/31/28	$ 359,440
	Multiperil – U.S. — 0.3%
1,506,560(l)+	Ballybunion Re 2022, 12/31/27	$ —
9,326,910(c)(l)+	PI0047 2024-1, 12/31/29	10,110,468
		$10,110,468

	Multiperil – Worldwide — 0.2%
1,000,000(c)(l)+	Cheltenham-PI0051 Re 2025 , 5/31/29	$ 807,768
250,000(c)(l)+	Epsom Re 2025 , 12/31/30	233,800
5,000,000(c)(l)+	Gamboge Re, 3/31/30	2,506,315
750,000(c)(l)+	Merion Re 2025-1, 12/31/30	691,589
250,000(c)(l)+	Old Head Re 2025, 12/31/30	216,009
1,000,000(c)(l)+	Phoenix 3 Re, 1/4/39	1,123,600
750,000(c)(l)+	Pine Valley Re 2025, 12/31/29	677,257
300,000(l)+	Walton Health Re 2019, 6/30/26	413
2,000,000(c)(l)+	Walton Health Re 2022, 12/15/27	274,800
		$6,531,551

	Windstorm – North Carolina — 0.0%
1,750,000(l)+	Mangrove Risk Solutions, 4/30/30	$ —
Victory Pioneer Strategic Income Fund | 6/30/2536

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
250,000(l)+	Mangrove Risk Solutions, 4/30/30	$ —
500,000(l)+	Mangrove Risk Solutions, 4/30/30	—
		$0

	Windstorm – U.S. Regional — 0.0%†
1,500,000(c)(l)+	Oakmont Re 2024, 4/1/30	$ 38,487
	Total Collateralized Reinsurance	$18,085,163

	Reinsurance Sidecars — 1.0%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(m)+	Harambee Re 2018, 12/31/25	$ 3,000
5,000,000(m)+	Harambee Re 2019, 12/31/25	—
3,000,000(c)(m)+	Harambee Re 2020, 12/31/25	—
		$3,000

	Multiperil – Worldwide — 1.0%
250,000(m)+	Alturas Re 2020-3, 9/30/25	$ —
236,951(m)+	Alturas Re 2021-3, 7/31/25	10,639
2,318,301(m)+	Alturas Re 2022-2, 12/31/27	113,133
1,000,000(c)(l)+	Banbury-PI0050 Re 2024, 3/31/30	1,048,254
4,000,000(c)(l)+	Bantry Re 2025 , 12/31/30	3,715,432
2,000,000(c)(l)+	Berwick Re 2020-1, 12/31/25	—
2,000,000(c)(l)+	Berwick Re 2025, 12/31/30	1,890,720
1,000,000(c)(l)+	Clearwater Re 2025, 12/31/30	1,012,743
880,000(c)(l)+	Eden Re II, 3/20/26 (144A)	41,457
30,000(l)+	Eden Re II, 3/19/27 (144A)	111,435
29,000(l)+	Eden Re II, 3/17/28 (144A)	210,652
2,800,000(c)(l)+	Eden Re II, 3/19/30 (144A)	2,719,360
1,250,000(c)(l)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(c)(l)+	Gleneagles Re 2022, 12/31/27	187,500
4,000,000(c)(l)+	Gullane Re 2025, 12/31/30	3,100,428
2,545,246(c)(m)+	Lorenz Re 2019, 6/30/26	18,326
6,551,154(c)(l)+	Merion Re 2022-2, 12/31/27	5,029,321
2,500,000(c)(l)+	Pangaea Re 2024-3, 7/1/28	2,715,715
2,000,000(c)(l)+	Pangaea Re 2025-1, 12/31/30	1,752,318
5,162(l)+	Sector Re V, 12/1/28 (144A)	108,322
3,226(l)+	Sector Re V, 12/1/28 (144A)	67,696
4,400,000(c)(l)+	Sector Re V, 12/1/29 (144A)	4,712,400
4,000,000(c)(m)+	Thopas Re 2020, 12/31/25	—
5,000,000(m)+	Thopas Re 2021, 12/31/25	49,500
3,000,000(m)+	Thopas Re 2022, 12/31/27	—
3,192,294(m)+	Thopas Re 2023 , 12/31/28	31,604
3,192,294(c)(m)+	Thopas Re 2024, 12/31/29	24,261
37Victory Pioneer Strategic Income Fund | 6/30/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,000,000(c)(l)+	Thopas Re 2025, 12/31/30	$ 2,890,500
2,818,951(m)+	Torricelli Re 2021, 7/31/25	4,510
3,000,000(m)+	Torricelli Re 2022, 6/30/28	—
3,250,000(m)+	Torricelli Re 2023, 6/30/29	33,800
3,000,000(c)(m)+	Torricelli Re 2024, 6/30/30	3,068,250
1,250,000(c)(m)+	Viribus Re 2018, 12/31/25	—
3,650,000(m)+	Viribus Re 2019, 12/31/25	—
4,139,570(c)(m)+	Viribus Re 2020, 12/31/25	128,741
2,500,000(c)(m)+	Viribus Re 2022, 12/31/27	16,500
1,500,000(m)+	Viribus Re 2023, 12/31/28	34,050
250,000(c)(m)+	Viribus Re 2024, 12/31/29	49,100
		$34,896,792

	Total Reinsurance Sidecars	$34,899,792

	Total Insurance-Linked Securities (Cost $115,053,722)	$118,691,535

Principal Amount USD ($)
	Foreign Government Bonds — 3.4% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,666,694
	Total Angola	$5,666,694

	Argentina — 0.2%
316,692	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 265,071
5,955,800(e)	Argentine Republic Government International Bond, 4.125%, 7/9/35	4,006,577
2,271,447	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	2,299,840
	Total Argentina	$6,571,488

	Colombia — 0.5%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,936,563
12,405,000	Colombia Government International Bond, 7.750%, 11/7/36	12,112,862
	Total Colombia	$16,049,425

Victory Pioneer Strategic Income Fund | 6/30/2538

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Egypt — 0.4%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,226,262
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	5,072,528
6,100,000	Egypt Government International Bond, 7.300%, 9/30/33 (144A)	5,419,164
	Total Egypt	$12,717,954

	El Salvador — 0.0%†
1,250,000	El Salvador Government International Bond, 9.650%, 11/21/54 (144A)	$ 1,284,375
	Total El Salvador	$1,284,375

	Ghana — 0.1%
168,432(h)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 163,246
403,019(h)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	336,446
1,698,356(e)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	1,589,961
2,442,264(e)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	1,897,020
	Total Ghana	$3,986,673

	Ivory Coast — 0.5%
EUR10,517,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 11,094,231
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,638,617
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,267,636
	Total Ivory Coast	$17,000,484

	Kazakhstan — 0.1%
KZT1,210,000,000	Development Bank of Kazakhstan JSC, 10.950%, 5/6/26	$ 2,233,058
	Total Kazakhstan	$2,233,058

	Romania — 0.4%
EUR6,320,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 7,338,767
EUR4,515,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	5,000,366
	Total Romania	$12,339,133

39Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	Serbia — 0.2%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 5,905,564
	Total Serbia	$5,905,564

	South Africa — 0.4%
12,195,000	Republic of South Africa Government International Bond, 5.875%, 4/20/32	$ 11,929,218
	Total South Africa	$11,929,218

	Turkey — 0.2%
TRY268,967,000	Turkiye Government Bond, 30.000%, 9/12/29	$ 6,312,270
	Total Turkey	$6,312,270

	Ukraine — 0.1%
370,029(e)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 175,570
1,382,741(e)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	521,245
1,168,514(e)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	537,616
973,762(e)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	458,757
1,466,437(e)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	747,276
2,370,899(e)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	1,195,338
2,936,660(e)	Ukraine Government International Bond, 1.750%, 2/1/36 (144A)	1,418,541
	Total Ukraine	$5,054,343

	Uruguay — 0.1%
UYU190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 5,018,308
	Total Uruguay	$5,018,308

	Total Foreign Government Bonds (Cost $116,038,504)	$112,068,987

	U.S. Government and Agency Obligations — 23.6% of Net Assets
17,133,690	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 14,126,525
144,368	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	124,500
1,213,435	Federal Home Loan Mortgage Corp., 2.000%, 2/1/51	961,790
Victory Pioneer Strategic Income Fund | 6/30/2540

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
794,867	Federal Home Loan Mortgage Corp., 2.000%, 4/1/51	$ 629,534
1,152,263	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	912,554
18,128,617	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	15,164,981
103,408	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	92,931
26,924	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	24,440
1,987,004	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,802,836
162,814	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	147,383
1,276,294	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,163,990
1,490,650	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,438,744
538,953	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	509,896
160,014	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	150,335
98,679	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	92,161
88,503	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	82,409
109,370	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	102,569
459,038	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	459,268
1,248,562	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,265,629
778	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	790
209,866	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	213,250
1,401,356	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,388,528
112,165	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	110,730
29,111	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,608
41Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
108,398	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	$ 106,869
299,698	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	296,822
564,833	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	581,739
1,628,901	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,657,052
267,192	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	269,134
430,075	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	432,952
140,344	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	141,684
971,292	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	979,671
29,828,486	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	29,864,816
18,138,846	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	18,151,594
93,262	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	93,899
10,443	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	10,621
1,188	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	1,209
8,679	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	8,827
12,700	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	13,174
39,822	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	41,223
12,886	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	13,381
1,367	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,411
30,793	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	32,315
517,667	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	532,586
537,091	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	548,454
Victory Pioneer Strategic Income Fund | 6/30/2542

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
294,288	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	$ 303,485
215,165	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	220,791
164,067	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	169,559
175,689	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	179,884
90,900	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	92,533
159,945	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	163,841
583,311	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	596,033
349,949	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	356,038
21,312,611	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	21,678,542
149,446	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	154,450
149,693	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	153,916
447,939	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	459,035
210,239	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	214,727
326,584	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	334,794
198,336	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	202,792
5,650,415	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	5,750,260
1,540,484	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,569,936
1,467,003	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,496,180
1,710,084	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,750,939
503,125	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	519,956
635,008	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	654,488
43Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,298	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	$ 1,342
153,062	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	158,312
618,931	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	645,929
4,006,247	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	4,220,377
155,043	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	161,826
145,792	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	151,882
140,726	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	145,842
544,029	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	563,734
2,000,000	Federal National Mortgage Association, 1.500%, 7/15/40 (TBA)	1,776,877
32,736,546	Federal National Mortgage Association, 1.500%, 3/1/42	26,940,899
2,000,000	Federal National Mortgage Association, 2.000%, 7/15/40 (TBA)	1,827,112
9,021,187	Federal National Mortgage Association, 2.000%, 12/1/41	7,765,521
468,642	Federal National Mortgage Association, 2.000%, 2/1/42	403,409
163,662	Federal National Mortgage Association, 2.000%, 2/1/42	140,422
524,895	Federal National Mortgage Association, 2.000%, 11/1/50	423,781
261,960	Federal National Mortgage Association, 2.000%, 1/1/51	212,980
4,768,365	Federal National Mortgage Association, 2.000%, 11/1/51	3,852,803
3,333,075	Federal National Mortgage Association, 2.000%, 3/1/52	2,639,683
18,000,000	Federal National Mortgage Association, 2.000%, 7/1/55 (TBA)	14,244,977
2,000,000	Federal National Mortgage Association, 2.500%, 7/15/40 (TBA)	1,866,926
209,494	Federal National Mortgage Association, 2.500%, 9/1/50	177,885
Victory Pioneer Strategic Income Fund | 6/30/2544

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
171,000	Federal National Mortgage Association, 2.500%, 10/1/50	$ 145,803
19,272,247	Federal National Mortgage Association, 2.500%, 5/1/51	16,285,695
536,667	Federal National Mortgage Association, 2.500%, 5/1/51	454,488
6,848,704	Federal National Mortgage Association, 2.500%, 11/1/51	5,791,039
16,150,573	Federal National Mortgage Association, 2.500%, 1/1/52	13,557,597
1,187,779	Federal National Mortgage Association, 2.500%, 2/1/52	1,001,551
299,997	Federal National Mortgage Association, 2.500%, 4/1/52	252,503
17,000,000	Federal National Mortgage Association, 2.500%, 7/1/55 (TBA)	14,092,501
46,825	Federal National Mortgage Association, 3.000%, 10/1/46	41,708
145,150	Federal National Mortgage Association, 3.000%, 11/1/46	129,398
81,761	Federal National Mortgage Association, 3.000%, 11/1/46	72,322
30,364	Federal National Mortgage Association, 3.000%, 1/1/47	27,048
31,327	Federal National Mortgage Association, 3.000%, 3/1/47	28,118
405,807	Federal National Mortgage Association, 3.000%, 3/1/47	358,950
1,329,727	Federal National Mortgage Association, 3.000%, 3/1/47	1,194,627
862,694	Federal National Mortgage Association, 3.000%, 4/1/47	774,313
1,566,800	Federal National Mortgage Association, 3.000%, 5/1/48	1,388,067
9,150,100	Federal National Mortgage Association, 3.000%, 1/1/52	8,058,073
12,449,394	Federal National Mortgage Association, 3.000%, 3/1/52	10,991,097
15,000,000	Federal National Mortgage Association, 3.000%, 7/1/55 (TBA)	12,977,108
2,731,334	Federal National Mortgage Association, 3.000%, 2/1/57	2,303,982
45Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
574,691	Federal National Mortgage Association, 3.500%, 1/1/48	$ 530,967
1,021,195	Federal National Mortgage Association, 3.500%, 5/1/49	947,727
2,410,568	Federal National Mortgage Association, 3.500%, 3/1/52	2,203,315
4,489,113	Federal National Mortgage Association, 3.500%, 3/1/52	4,076,772
444,015	Federal National Mortgage Association, 3.500%, 4/1/52	402,222
2,052,930	Federal National Mortgage Association, 3.500%, 4/1/52	1,861,195
799,209	Federal National Mortgage Association, 3.500%, 4/1/52	728,782
3,110,020	Federal National Mortgage Association, 3.500%, 5/1/52	2,821,854
409,885	Federal National Mortgage Association, 3.500%, 5/1/52	378,402
3,174,361	Federal National Mortgage Association, 3.500%, 6/1/52	2,885,906
11,000,000	Federal National Mortgage Association, 3.500%, 7/1/55 (TBA)	9,902,259
1,189,611	Federal National Mortgage Association, 3.500%, 9/1/55	1,098,305
6,004,842	Federal National Mortgage Association, 3.500%, 8/1/58	5,394,798
1,913	Federal National Mortgage Association, 4.000%, 12/1/30	1,899
2,934,849	Federal National Mortgage Association, 4.000%, 10/1/40	2,836,101
1,152,865	Federal National Mortgage Association, 4.000%, 12/1/40	1,114,314
10,106	Federal National Mortgage Association, 4.000%, 12/1/41	9,762
47,679	Federal National Mortgage Association, 4.000%, 7/1/42	45,941
6,444,357	Federal National Mortgage Association, 4.000%, 4/1/44	6,217,949
41,251	Federal National Mortgage Association, 4.000%, 6/1/44	39,543
16,369	Federal National Mortgage Association, 4.000%, 6/1/45	15,788
Victory Pioneer Strategic Income Fund | 6/30/2546

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
98,915	Federal National Mortgage Association, 4.000%, 7/1/45	$ 93,944
15,217	Federal National Mortgage Association, 4.000%, 5/1/51	14,215
3,128,609	Federal National Mortgage Association, 4.000%, 7/1/51	2,938,311
69,480	Federal National Mortgage Association, 4.000%, 8/1/51	64,735
995,819	Federal National Mortgage Association, 4.000%, 9/1/51	935,184
121,836	Federal National Mortgage Association, 4.000%, 6/1/52	113,617
2,650,775	Federal National Mortgage Association, 4.500%, 9/1/43	2,644,746
1,802,671	Federal National Mortgage Association, 4.500%, 1/1/44	1,798,017
211,732	Federal National Mortgage Association, 4.500%, 1/1/47	206,808
614,635	Federal National Mortgage Association, 4.500%, 2/1/47	603,356
28,221	Federal National Mortgage Association, 4.500%, 8/1/54	27,003
636,854	Federal National Mortgage Association, 5.000%, 6/1/35	645,525
181,514	Federal National Mortgage Association, 5.000%, 7/1/35	184,210
521,635	Federal National Mortgage Association, 5.000%, 7/1/35	528,738
171,750	Federal National Mortgage Association, 5.000%, (5 Year CMT Index + 379 bps), 8/1/35	174,087
244,750	Federal National Mortgage Association, 5.000%, 1/1/39	247,262
6,000,000	Federal National Mortgage Association, 5.000%, 7/15/40 (TBA)	6,043,103
71,522	Federal National Mortgage Association, 5.000%, 7/1/41	72,601
1,660,162	Federal National Mortgage Association, 5.000%, 9/1/43	1,668,888
6,701,133	Federal National Mortgage Association, 5.000%, 12/1/44	6,784,616
3,832,739	Federal National Mortgage Association, 5.000%, 8/1/52	3,797,925
47Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
234,358	Federal National Mortgage Association, 5.000%, 2/1/53	$ 232,229
352,913	Federal National Mortgage Association, 5.000%, 2/1/53	347,698
479,780	Federal National Mortgage Association, 5.000%, 2/1/53	473,309
949,084	Federal National Mortgage Association, 5.000%, 4/1/53	939,732
124,713	Federal National Mortgage Association, 5.000%, 4/1/53	123,456
703,589	Federal National Mortgage Association, 5.000%, 4/1/53	694,100
3,948	Federal National Mortgage Association, 5.500%, 5/1/33	3,969
2,569	Federal National Mortgage Association, 5.500%, 6/1/33	2,618
8,512	Federal National Mortgage Association, 5.500%, 7/1/33	8,793
18,020	Federal National Mortgage Association, 5.500%, 4/1/34	18,459
3,008	Federal National Mortgage Association, 5.500%, 10/1/35	3,089
35,644	Federal National Mortgage Association, 5.500%, 12/1/35	36,413
17,589	Federal National Mortgage Association, 5.500%, 3/1/36	18,097
5,000,000	Federal National Mortgage Association, 5.500%, 7/1/40 (TBA)	5,090,612
441,414	Federal National Mortgage Association, 5.500%, 5/1/49	448,998
1,415,139	Federal National Mortgage Association, 5.500%, 4/1/50	1,445,134
3,139,731	Federal National Mortgage Association, 5.500%, 4/1/50	3,192,698
409,053	Federal National Mortgage Association, 5.500%, 11/1/52	409,761
1,439,950	Federal National Mortgage Association, 5.500%, 2/1/53	1,447,340
953,328	Federal National Mortgage Association, 5.500%, 4/1/53	960,345
991,521	Federal National Mortgage Association, 5.500%, 4/1/53	997,982
Victory Pioneer Strategic Income Fund | 6/30/2548

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
171,280	Federal National Mortgage Association, 5.500%, 4/1/53	$ 172,341
528,574	Federal National Mortgage Association, 5.500%, 4/1/53	530,958
413,196	Federal National Mortgage Association, 5.500%, 4/1/53	417,804
11,415,302	Federal National Mortgage Association, 5.500%, 9/1/53	11,425,818
2,132,093	Federal National Mortgage Association, 5.500%, 9/1/53	2,134,140
251	Federal National Mortgage Association, 6.000%, 3/1/32	259
429	Federal National Mortgage Association, 6.000%, 10/1/32	446
2,083	Federal National Mortgage Association, 6.000%, 11/1/32	2,135
6,338	Federal National Mortgage Association, 6.000%, 12/1/32	6,439
1,886	Federal National Mortgage Association, 6.000%, 1/1/33	1,961
997	Federal National Mortgage Association, 6.000%, 3/1/33	1,030
7,788	Federal National Mortgage Association, 6.000%, 5/1/33	7,913
16,983	Federal National Mortgage Association, 6.000%, 12/1/33	17,592
12,762	Federal National Mortgage Association, 6.000%, 1/1/34	13,198
73,016	Federal National Mortgage Association, 6.000%, 6/1/37	76,199
31,255	Federal National Mortgage Association, 6.000%, 12/1/37	32,665
48,735	Federal National Mortgage Association, 6.000%, 4/1/38	51,092
12,735	Federal National Mortgage Association, 6.000%, 7/1/38	13,077
1,482,900	Federal National Mortgage Association, 6.000%, 1/1/53	1,528,405
464,004	Federal National Mortgage Association, 6.000%, 1/1/53	475,487
455,560	Federal National Mortgage Association, 6.000%, 2/1/53	466,837
49Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
178,913	Federal National Mortgage Association, 6.000%, 2/1/53	$ 185,006
95,426	Federal National Mortgage Association, 6.000%, 3/1/53	97,704
168,279	Federal National Mortgage Association, 6.000%, 3/1/53	172,855
257,568	Federal National Mortgage Association, 6.000%, 4/1/53	262,673
507,670	Federal National Mortgage Association, 6.000%, 4/1/53	519,447
2,688,347	Federal National Mortgage Association, 6.000%, 5/1/53	2,780,747
1,414,767	Federal National Mortgage Association, 6.000%, 5/1/53	1,465,448
123,668	Federal National Mortgage Association, 6.000%, 6/1/53	127,337
195,410	Federal National Mortgage Association, 6.000%, 6/1/53	200,318
195,709	Federal National Mortgage Association, 6.000%, 6/1/53	199,097
107,206	Federal National Mortgage Association, 6.000%, 6/1/53	109,404
133,047	Federal National Mortgage Association, 6.000%, 6/1/53	135,605
297,784	Federal National Mortgage Association, 6.000%, 6/1/53	307,885
242,234	Federal National Mortgage Association, 6.000%, 6/1/53	247,939
2,282,200	Federal National Mortgage Association, 6.000%, 8/1/53	2,342,189
8,343,626	Federal National Mortgage Association, 6.000%, 9/1/53	8,490,725
533,847	Federal National Mortgage Association, 6.000%, 2/1/54	545,359
7,523,611	Federal National Mortgage Association, 6.000%, 2/1/54	7,652,790
309,481	Federal National Mortgage Association, 6.000%, 3/1/54	317,449
492,608	Federal National Mortgage Association, 6.000%, 3/1/54	502,404
189,914	Federal National Mortgage Association, 6.000%, 8/1/54	194,839
Victory Pioneer Strategic Income Fund | 6/30/2550

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
92	Federal National Mortgage Association, 6.500%, 5/1/31	$ 95
61	Federal National Mortgage Association, 6.500%, 6/1/31	63
151	Federal National Mortgage Association, 6.500%, 2/1/32	156
1,203	Federal National Mortgage Association, 6.500%, 3/1/32	1,253
401	Federal National Mortgage Association, 6.500%, 8/1/32	415
58,727	Federal National Mortgage Association, 6.500%, 2/1/53	61,200
987,691	Federal National Mortgage Association, 6.500%, 3/1/53	1,031,228
207,044	Federal National Mortgage Association, 6.500%, 3/1/53	215,692
580,749	Federal National Mortgage Association, 6.500%, 3/1/53	599,827
155,959	Federal National Mortgage Association, 6.500%, 4/1/53	161,919
147,145	Federal National Mortgage Association, 6.500%, 4/1/53	154,691
216,584	Federal National Mortgage Association, 6.500%, 4/1/53	225,796
141,279	Federal National Mortgage Association, 6.500%, 2/1/54	145,935
85,964	Federal National Mortgage Association, 6.500%, 5/1/54	89,719
198,322	Federal National Mortgage Association, 6.500%, 9/1/54	205,566
77,000,000	Federal National Mortgage Association, 6.500%, 7/1/55 (TBA)	79,500,699
63	Federal National Mortgage Association, 7.000%, 5/1/28	67
49	Federal National Mortgage Association, 7.000%, 2/1/29	52
185	Federal National Mortgage Association, 7.000%, 7/1/31	195
10	Federal National Mortgage Association, 7.500%, 1/1/28	10
13,000,000	Government National Mortgage Association, 2.000%, 7/15/55 (TBA)	10,584,601
51Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,000,000	Government National Mortgage Association, 2.500%, 7/15/55 (TBA)	$ 15,289,909
10,000,000	Government National Mortgage Association, 3.000%, 7/15/55 (TBA)	8,843,593
5,000,000	Government National Mortgage Association, 3.500%, 7/15/55 (TBA)	4,545,168
1,000,000	Government National Mortgage Association, 4.500%, 7/15/55 (TBA)	957,058
10,000,000	Government National Mortgage Association, 5.000%, 7/15/55 (TBA)	9,821,472
10,000,000	Government National Mortgage Association, 5.500%, 7/15/55 (TBA)	10,013,123
10,000,000	Government National Mortgage Association, 6.000%, 7/15/55 (TBA)	10,146,073
5,000,000	Government National Mortgage Association, 6.500%, 7/15/55 (TBA)	5,132,648
351,012	Government National Mortgage Association I, 3.500%, 10/15/42	327,213
1,297	Government National Mortgage Association I, 4.000%, 3/15/39	1,238
2,358	Government National Mortgage Association I, 4.000%, 4/15/39	2,239
2,080	Government National Mortgage Association I, 4.000%, 4/15/39	1,996
3,294	Government National Mortgage Association I, 4.000%, 7/15/39	3,121
2,471	Government National Mortgage Association I, 4.000%, 1/15/40	2,352
49,389	Government National Mortgage Association I, 4.000%, 4/15/40	47,069
85,815	Government National Mortgage Association I, 4.000%, 7/15/40	81,276
54,135	Government National Mortgage Association I, 4.000%, 8/15/40	51,592
29,636	Government National Mortgage Association I, 4.000%, 8/15/40	28,069
14,204	Government National Mortgage Association I, 4.000%, 9/15/40	13,537
17,221	Government National Mortgage Association I, 4.000%, 10/15/40	16,432
4,467	Government National Mortgage Association I, 4.000%, 10/15/40	4,264
Victory Pioneer Strategic Income Fund | 6/30/2552

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,720	Government National Mortgage Association I, 4.000%, 10/15/40	$ 2,592
1,686	Government National Mortgage Association I, 4.000%, 11/15/40	1,607
17,184	Government National Mortgage Association I, 4.000%, 11/15/40	16,504
49,465	Government National Mortgage Association I, 4.000%, 11/15/40	47,093
53,355	Government National Mortgage Association I, 4.000%, 11/15/40	50,532
326,307	Government National Mortgage Association I, 4.000%, 12/15/40	310,985
2,408	Government National Mortgage Association I, 4.000%, 12/15/40	2,295
2,489	Government National Mortgage Association I, 4.000%, 12/15/40	2,370
722	Government National Mortgage Association I, 4.000%, 1/15/41	687
10,205	Government National Mortgage Association I, 4.000%, 1/15/41	9,726
8,994	Government National Mortgage Association I, 4.000%, 1/15/41	8,562
4,255	Government National Mortgage Association I, 4.000%, 2/15/41	4,051
206,886	Government National Mortgage Association I, 4.000%, 2/15/41	196,960
11,538	Government National Mortgage Association I, 4.000%, 3/15/41	10,995
3,603	Government National Mortgage Association I, 4.000%, 4/15/41	3,434
8,346	Government National Mortgage Association I, 4.000%, 5/15/41	7,921
4,227	Government National Mortgage Association I, 4.000%, 5/15/41	4,003
1,022	Government National Mortgage Association I, 4.000%, 6/15/41	973
684	Government National Mortgage Association I, 4.000%, 6/15/41	652
441,126	Government National Mortgage Association I, 4.000%, 6/15/41	417,783
10,777	Government National Mortgage Association I, 4.000%, 7/15/41	10,271
53Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,457	Government National Mortgage Association I, 4.000%, 7/15/41	$ 2,341
77,360	Government National Mortgage Association I, 4.000%, 7/15/41	73,724
39,165	Government National Mortgage Association I, 4.000%, 7/15/41	37,286
22,379	Government National Mortgage Association I, 4.000%, 7/15/41	21,305
3,126	Government National Mortgage Association I, 4.000%, 8/15/41	2,960
33,357	Government National Mortgage Association I, 4.000%, 8/15/41	31,757
2,227	Government National Mortgage Association I, 4.000%, 8/15/41	2,109
14,967	Government National Mortgage Association I, 4.000%, 9/15/41	14,249
3,649	Government National Mortgage Association I, 4.000%, 9/15/41	3,477
8,491	Government National Mortgage Association I, 4.000%, 9/15/41	8,059
5,147	Government National Mortgage Association I, 4.000%, 9/15/41	4,905
156,648	Government National Mortgage Association I, 4.000%, 9/15/41	148,360
85,538	Government National Mortgage Association I, 4.000%, 9/15/41	80,801
2,124	Government National Mortgage Association I, 4.000%, 9/15/41	2,027
2,167	Government National Mortgage Association I, 4.000%, 10/15/41	2,065
1,631	Government National Mortgage Association I, 4.000%, 10/15/41	1,553
5,234	Government National Mortgage Association I, 4.000%, 10/15/41	4,983
4,203	Government National Mortgage Association I, 4.000%, 10/15/41	4,156
2,989	Government National Mortgage Association I, 4.000%, 10/15/41	2,848
3,584	Government National Mortgage Association I, 4.000%, 11/15/41	3,416
76,307	Government National Mortgage Association I, 4.000%, 11/15/41	72,645
Victory Pioneer Strategic Income Fund | 6/30/2554

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,405	Government National Mortgage Association I, 4.000%, 11/15/41	$ 4,176
10,778	Government National Mortgage Association I, 4.000%, 12/15/41	10,143
3,864	Government National Mortgage Association I, 4.000%, 12/15/41	3,682
4,179	Government National Mortgage Association I, 4.000%, 12/15/41	3,983
386,734	Government National Mortgage Association I, 4.000%, 1/15/42	368,553
1,498	Government National Mortgage Association I, 4.000%, 2/15/42	1,427
66,241	Government National Mortgage Association I, 4.000%, 2/15/42	63,062
22,991	Government National Mortgage Association I, 4.000%, 2/15/42	21,820
913	Government National Mortgage Association I, 4.000%, 2/15/42	864
3,965	Government National Mortgage Association I, 4.000%, 2/15/42	3,779
695,017	Government National Mortgage Association I, 4.000%, 5/15/42	661,656
23,576	Government National Mortgage Association I, 4.000%, 6/15/42	22,468
21,976	Government National Mortgage Association I, 4.000%, 6/15/42	20,921
14,883	Government National Mortgage Association I, 4.000%, 6/15/42	14,183
3,604	Government National Mortgage Association I, 4.000%, 10/15/42	3,435
217,821	Government National Mortgage Association I, 4.000%, 4/15/43	207,578
91,295	Government National Mortgage Association I, 4.000%, 5/15/43	87,005
1,276	Government National Mortgage Association I, 4.000%, 5/15/43	1,209
109,733	Government National Mortgage Association I, 4.000%, 8/15/43	104,574
52,814	Government National Mortgage Association I, 4.000%, 9/15/43	50,332
2,552	Government National Mortgage Association I, 4.000%, 9/15/43	2,429
55Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,600	Government National Mortgage Association I, 4.000%, 2/15/44	$ 36,785
21,614	Government National Mortgage Association I, 4.000%, 3/15/44	20,619
578,328	Government National Mortgage Association I, 4.000%, 3/15/44	551,133
770,029	Government National Mortgage Association I, 4.000%, 3/15/44	733,819
27,763	Government National Mortgage Association I, 4.000%, 3/15/44	26,434
16,048	Government National Mortgage Association I, 4.000%, 3/15/44	15,227
168,790	Government National Mortgage Association I, 4.000%, 3/15/44	162,726
235,620	Government National Mortgage Association I, 4.000%, 4/15/44	223,148
154,783	Government National Mortgage Association I, 4.000%, 4/15/44	146,497
2,165	Government National Mortgage Association I, 4.000%, 4/15/44	2,056
33,083	Government National Mortgage Association I, 4.000%, 4/15/44	31,418
62,846	Government National Mortgage Association I, 4.000%, 5/15/44	59,519
288,261	Government National Mortgage Association I, 4.000%, 8/15/44	272,912
12,984	Government National Mortgage Association I, 4.000%, 8/15/44	12,149
295,889	Government National Mortgage Association I, 4.000%, 8/15/44	281,976
61,988	Government National Mortgage Association I, 4.000%, 8/15/44	58,616
14,694	Government National Mortgage Association I, 4.000%, 8/15/44	13,919
740,746	Government National Mortgage Association I, 4.000%, 9/15/44	705,603
63,095	Government National Mortgage Association I, 4.000%, 9/15/44	59,917
81,005	Government National Mortgage Association I, 4.000%, 9/15/44	79,467
1,924	Government National Mortgage Association I, 4.000%, 9/15/44	1,830
Victory Pioneer Strategic Income Fund | 6/30/2556

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,174	Government National Mortgage Association I, 4.000%, 9/15/44	$ 49,555
88,781	Government National Mortgage Association I, 4.000%, 9/15/44	84,459
472,130	Government National Mortgage Association I, 4.000%, 9/15/44	447,979
54,997	Government National Mortgage Association I, 4.000%, 9/15/44	51,439
30,452	Government National Mortgage Association I, 4.000%, 9/15/44	29,021
63,577	Government National Mortgage Association I, 4.000%, 9/15/44	60,399
551,917	Government National Mortgage Association I, 4.000%, 9/15/44	525,964
1,207,281	Government National Mortgage Association I, 4.000%, 9/15/44	1,139,510
27,126	Government National Mortgage Association I, 4.000%, 10/15/44	25,802
6,296	Government National Mortgage Association I, 4.000%, 11/15/44	5,984
5,546	Government National Mortgage Association I, 4.000%, 11/15/44	5,222
30,217	Government National Mortgage Association I, 4.000%, 11/15/44	28,659
3,863	Government National Mortgage Association I, 4.000%, 11/15/44	3,650
121,602	Government National Mortgage Association I, 4.000%, 12/15/44	115,632
40,452	Government National Mortgage Association I, 4.000%, 12/15/44	38,316
13,520	Government National Mortgage Association I, 4.000%, 12/15/44	12,884
1,769	Government National Mortgage Association I, 4.000%, 12/15/44	1,668
149,665	Government National Mortgage Association I, 4.000%, 1/15/45	141,181
312,099	Government National Mortgage Association I, 4.000%, 1/15/45	293,957
54,536	Government National Mortgage Association I, 4.000%, 1/15/45	51,366
261,079	Government National Mortgage Association I, 4.000%, 1/15/45	247,265
57Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
27,078	Government National Mortgage Association I, 4.000%, 2/15/45	$ 25,593
91,967	Government National Mortgage Association I, 4.000%, 2/15/45	87,555
43,462	Government National Mortgage Association I, 4.000%, 2/15/45	41,096
37,686	Government National Mortgage Association I, 4.000%, 2/15/45	35,692
124,351	Government National Mortgage Association I, 4.000%, 2/15/45	117,087
64,382	Government National Mortgage Association I, 4.000%, 4/15/45	60,905
35,544	Government National Mortgage Association I, 4.000%, 5/15/45	33,683
14,694	Government National Mortgage Association I, 4.000%, 7/15/45	13,840
42,765	Government National Mortgage Association I, 4.000%, 9/15/45	40,411
26,480	Government National Mortgage Association I, 4.500%, 9/15/33	26,263
34,732	Government National Mortgage Association I, 4.500%, 10/15/33	34,520
14,289	Government National Mortgage Association I, 4.500%, 4/15/35	14,148
357,443	Government National Mortgage Association I, 4.500%, 3/15/38	352,865
128,582	Government National Mortgage Association I, 4.500%, 1/15/40	125,497
215,274	Government National Mortgage Association I, 4.500%, 6/15/40	210,822
65,330	Government National Mortgage Association I, 4.500%, 9/15/40	64,200
342,209	Government National Mortgage Association I, 4.500%, 11/15/40	335,022
498,249	Government National Mortgage Association I, 4.500%, 6/15/41	489,789
97,984	Government National Mortgage Association I, 4.500%, 6/15/41	95,835
134,053	Government National Mortgage Association I, 4.500%, 7/15/41	130,743
157,383	Government National Mortgage Association I, 4.500%, 8/15/41	153,606
Victory Pioneer Strategic Income Fund | 6/30/2558

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
106,408	Government National Mortgage Association I, 5.000%, 9/15/33	$ 107,029
44,448	Government National Mortgage Association I, 5.125%, 10/15/38	45,258
19,838	Government National Mortgage Association I, 5.500%, 7/15/33	20,135
31,825	Government National Mortgage Association I, 5.500%, 1/15/34	32,782
29,115	Government National Mortgage Association I, 5.500%, 4/15/34	30,055
46,088	Government National Mortgage Association I, 5.500%, 7/15/34	46,965
44,243	Government National Mortgage Association I, 5.500%, 10/15/34	45,366
27,578	Government National Mortgage Association I, 5.500%, 1/15/35	28,387
61,016	Government National Mortgage Association I, 5.500%, 2/15/35	62,178
61,585	Government National Mortgage Association I, 5.500%, 2/15/35	63,393
9,602	Government National Mortgage Association I, 5.500%, 6/15/35	9,884
11,023	Government National Mortgage Association I, 5.500%, 12/15/35	11,002
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
7,605	Government National Mortgage Association I, 5.500%, 3/15/37	7,737
33,093	Government National Mortgage Association I, 5.500%, 3/15/37	33,554
114,389	Government National Mortgage Association I, 5.750%, 10/15/38	118,754
15,122	Government National Mortgage Association I, 5.750%, 10/15/38	15,808
20,189	Government National Mortgage Association I, 6.000%, 8/15/32	20,847
19,326	Government National Mortgage Association I, 6.000%, 1/15/33	20,268
16,650	Government National Mortgage Association I, 6.000%, 2/15/33	17,099
32,755	Government National Mortgage Association I, 6.000%, 2/15/33	33,608
59Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,154	Government National Mortgage Association I, 6.000%, 3/15/33	$ 1,158
8,706	Government National Mortgage Association I, 6.000%, 3/15/33	8,904
19,876	Government National Mortgage Association I, 6.000%, 3/15/33	20,376
4,596	Government National Mortgage Association I, 6.000%, 5/15/33	4,644
16,729	Government National Mortgage Association I, 6.000%, 5/15/33	16,972
29,288	Government National Mortgage Association I, 6.000%, 5/15/33	29,747
19,761	Government National Mortgage Association I, 6.000%, 6/15/33	20,277
36,558	Government National Mortgage Association I, 6.000%, 6/15/33	38,432
27,815	Government National Mortgage Association I, 6.000%, 7/15/33	29,145
8,376	Government National Mortgage Association I, 6.000%, 7/15/33	8,408
8,411	Government National Mortgage Association I, 6.000%, 9/15/33	8,503
48,596	Government National Mortgage Association I, 6.000%, 11/15/33	49,318
8,836	Government National Mortgage Association I, 6.000%, 1/15/34	9,056
96,597	Government National Mortgage Association I, 6.000%, 10/15/37	99,808
106,980	Government National Mortgage Association I, 6.000%, 7/15/38	112,397
1,256	Government National Mortgage Association I, 6.500%, 1/15/29	1,270
166	Government National Mortgage Association I, 6.500%, 5/15/29	170
740	Government National Mortgage Association I, 6.500%, 10/15/31	750
61	Government National Mortgage Association I, 6.500%, 12/15/31	63
434	Government National Mortgage Association I, 6.500%, 2/15/32	448
178	Government National Mortgage Association I, 6.500%, 3/15/32	183
Victory Pioneer Strategic Income Fund | 6/30/2560

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,288	Government National Mortgage Association I, 6.500%, 6/15/32	$ 1,326
1,895	Government National Mortgage Association I, 6.500%, 7/15/32	1,937
980	Government National Mortgage Association I, 6.500%, 7/15/32	1,007
693	Government National Mortgage Association I, 6.500%, 8/15/32	707
5,745	Government National Mortgage Association I, 6.500%, 8/15/32	5,857
525	Government National Mortgage Association I, 6.500%, 8/15/32	540
11,891	Government National Mortgage Association I, 6.500%, 9/15/32	12,031
18,360	Government National Mortgage Association I, 6.500%, 9/15/32	18,959
5,394	Government National Mortgage Association I, 6.500%, 10/15/32	5,449
9,547	Government National Mortgage Association I, 6.500%, 11/15/32	9,860
15,673	Government National Mortgage Association I, 6.500%, 7/15/35	16,357
88	Government National Mortgage Association I, 7.000%, 5/15/29	90
45	Government National Mortgage Association I, 7.000%, 5/15/29	45
123	Government National Mortgage Association I, 7.000%, 5/15/31	123
1,211,116	Government National Mortgage Association II, 2.000%, 2/20/52	986,625
656,713	Government National Mortgage Association II, 2.000%, 7/20/52	534,988
59,916	Government National Mortgage Association II, 3.500%, 6/20/44	55,556
413,175	Government National Mortgage Association II, 3.500%, 4/20/45	379,407
797,004	Government National Mortgage Association II, 3.500%, 4/20/45	728,927
323,509	Government National Mortgage Association II, 3.500%, 4/20/45	295,581
785,161	Government National Mortgage Association II, 3.500%, 3/20/46	723,915
61Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,663	Government National Mortgage Association II, 3.500%, 7/20/47	$ 30,185
1,675,459	Government National Mortgage Association II, 4.000%, 10/20/46	1,586,093
731,625	Government National Mortgage Association II, 4.000%, 2/20/48	684,218
985,611	Government National Mortgage Association II, 4.000%, 4/20/48	921,740
113,834	Government National Mortgage Association II, 4.500%, 12/20/34	112,953
93,248	Government National Mortgage Association II, 4.500%, 1/20/35	92,526
78,354	Government National Mortgage Association II, 4.500%, 3/20/35	77,826
866,811	Government National Mortgage Association II, 4.500%, 9/20/41	860,082
1,321,710	Government National Mortgage Association II, 4.500%, 9/20/44	1,284,284
545,024	Government National Mortgage Association II, 4.500%, 10/20/44	532,950
1,054,793	Government National Mortgage Association II, 4.500%, 11/20/44	1,031,426
93,768	Government National Mortgage Association II, 4.500%, 3/20/49	91,570
24,879	Government National Mortgage Association II, 5.500%, 3/20/34	25,453
677	Government National Mortgage Association II, 5.500%, 10/20/37	693
8,667	Government National Mortgage Association II, 6.000%, 5/20/32	8,994
36,376	Government National Mortgage Association II, 6.000%, 10/20/33	37,549
23	Government National Mortgage Association II, 6.500%, 1/20/28	24
545	Government National Mortgage Association II, 7.000%, 1/20/29	563
25,000,000(h)	U.S. Treasury Bills, 7/24/25	24,933,476
20,000,000(h)	U.S. Treasury Bills, 8/5/25	19,917,264
15,000,000	U.S. Treasury Notes, 3.875%, 4/30/30	15,058,594
Victory Pioneer Strategic Income Fund | 6/30/2562

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
45,000,000	U.S. Treasury Notes, 4.000%, 2/28/30	$ 45,437,695
75,000,000	U.S. Treasury Notes, 4.250%, 1/31/30	76,479,492
	Total U.S. Government and Agency Obligations (Cost $799,043,951)	$789,433,894

	SHORT TERM INVESTMENTS — 4.8% of Net Assets
	Repurchase Agreements — 1.9%
32,000,000	Bank of America, 4.39%, dated 6/30/25, to be purchased on 7/1/25 for $32,003,902, collateralized by $32,640,020, U.S. Treasury Note, 1.38%-2.00%, 11/15/26-12/31/28	$ 32,000,000
32,420,000	Bank of America, 4.4%, dated 6/30/25, to be purchased on 7/1/25 for $32,423,962, collateralized by the following: $4,228,379, Federal Home Loan Mortgage Corporation, 4.98%, 6/1/55, $1,402,540, Federal National Mortgage Association, 3.07%-6.80%, 12/1/26-5/1/37, $27,437,482, Government National Mortgage Association, 3.50%-6.79%, 5/15/43-2/20/64	32,420,000
		$64,420,000

	Foreign Treasury Obligations — 0.2%
EGP435,325,000(h)	Egypt Treasury Bills, 28.200%, 9/16/25	$ 8,261,896
		$8,261,896

Shares
	Open-End Fund — 2.7%
89,000,489(n)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 89,000,489
		$89,000,489

	TOTAL SHORT TERM INVESTMENTS (Cost $161,600,604)	$161,682,385

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 104.3% (Cost $3,569,695,378)	$3,487,403,450
63Victory Pioneer Strategic Income Fund | 6/30/25

Principal Amount USD ($)		Value
	TBA Sales Commitments — (1.7)% of Net Assets
	U.S. Government and Agency Obligations — (1.7)%
(1,000,000)	Federal National Mortgage Association, 4.500%, 7/1/55 (TBA)	$ (956,422)
(12,000,000)	Federal National Mortgage Association, 5.000%, 7/1/55 (TBA)	(11,758,802)
(32,000,000)	Federal National Mortgage Association, 5.500%, 7/1/55 (TBA)	(31,992,679)
(4,000,000)	Federal National Mortgage Association, 6.000%, 7/1/55 (TBA)	(4,064,491)
(10,000,000)	Government National Mortgage Association, 4.000%, 7/15/55 (TBA)	(9,296,203)
	TOTAL TBA SALES COMMITMENTS (Proceeds $57,580,332)	$(58,068,597)

	OTHER ASSETS AND LIABILITIES — (2.6)%	$(88,253,998)
	net assets — 100.0%	$3,341,080,855

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2025, the value of these securities amounted to $1,918,903,337, or 57.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2025.
Victory Pioneer Strategic Income Fund | 6/30/2564

Schedule of Investments  |  6/30/25
(unaudited) (continued)
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2025.
(f)	Security is in default.
(g)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$501,500
Acorn Re	10/25/2024	500,000	500,500
Adare Re 2025	12/31/2024	1,000,933	1,045,217
Alamo Re	4/12/2023	1,002,396	1,026,200
Alamo Re	4/4/2024	500,000	510,150
Alamo Re	4/4/2024	250,000	260,500
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	22,731	10,639
Alturas Re 2022-2	1/18/2022	—	113,133
Aquila Re	5/10/2023	750,000	773,325
Aquila Re	4/26/2024	500,000	508,850
Atlas Capital	5/17/2023	1,250,000	1,283,875
Atlas Re	5/24/2024	750,000	823,125
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	921,646	1,048,254
Bantry Re 2025	1/21/2025	3,636,219	3,715,432
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	1,820,479	1,890,720
Blue Ridge Re	11/14/2023	500,000	507,550
65Victory Pioneer Strategic Income Fund | 6/30/25

Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$1,250,000	$1,267,750
Bonanza Re	1/6/2023	250,000	250,650
Bonanza Re	12/16/2024	250,000	245,850
Bonanza Re	12/16/2024	1,000,000	997,100
Cape Lookout Re	4/14/2023	1,000,000	1,016,400
Cape Lookout Re	2/27/2025	1,750,000	1,754,725
Cat Re 2001	11/14/2023	500,000	515,750
Chartwell Re	5/2/2025	625,000	631,250
Chartwell Re	5/2/2025	250,000	249,200
Cheltenham-PI0051 Re 2025	6/13/2025	802,150	807,768
Clearwater Re 2025	1/15/2025	1,000,000	1,012,743
Commonwealth Re	6/15/2022	750,000	749,625
Commonwealth Re	5/30/2025	750,000	748,875
Easton Re	5/16/2024	247,738	253,425
Eden Re II	1/21/2022	17,255	41,457
Eden Re II	1/17/2023	—	111,435
Eden Re II	1/10/2024	—	210,652
Eden Re II	12/27/2024	2,800,000	2,719,360
Epsom Re 2025	4/16/2025	205,750	233,800
FloodSmart Re	2/29/2024	1,000,000	1,027,000
Four Lakes Re	12/8/2023	250,000	251,800
Four Lakes Re	12/11/2024	250,000	243,925
Four Lakes Re	12/11/2024	250,000	245,300
Fuchsia 2024-1	12/18/2024	750,000	749,250
Galileo Re	12/4/2023	1,000,000	1,035,700
Galileo Re	12/4/2023	500,000	504,000
Gamboge Re	5/9/2024	1,618,166	2,506,315
Gateway Re	2/3/2023	500,000	515,150
Gateway Re	3/11/2024	250,000	251,400
Gateway Re II	4/13/2023	250,000	252,225
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2025	1/22/2025	2,931,421	3,100,428
Harambee Re 2018	12/19/2017	52,124	3,000
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	12/17/2024	500,000	500,300
High Point Re	12/1/2023	2,500,000	2,540,250
Integrity Re	5/9/2022	500,000	60,000
Integrity Re	2/21/2025	750,000	754,425
Integrity Re	2/21/2025	750,000	755,100
International Bank for Reconstruction & Development	4/3/2024	250,000	256,550
International Bank for Reconstruction & Development	5/1/2024	250,000	262,725
Kendall Re	4/22/2024	1,000,000	1,038,800
Lightning Re	3/20/2023	1,000,000	1,025,500
Locke Tavern Re	3/23/2023	1,000,000	1,008,000
Long Point Re IV	5/13/2022	2,500,000	2,521,250
Victory Pioneer Strategic Income Fund | 6/30/2566

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$356,947	$18,326
Mangrove Risk Solutions	7/9/2024	—	—
Mangrove Risk Solutions	7/9/2024	—	—
Mangrove Risk Solutions	7/9/2024	—	—
Marlon Re	5/24/2024	250,000	255,825
Matterhorn Re	12/15/2021	250,000	239,900
Mayflower Re	6/21/2024	750,000	763,875
Mayflower Re	5/22/2025	500,000	499,250
Merion Re 2022-2	3/1/2022	5,369,130	5,029,321
Merion Re 2025-1	1/16/2025	644,006	691,589
Merna Re Companywide	5/14/2025	500,000	499,150
Merna Re Enterprise	5/14/2025	500,000	499,150
Merna Re II	5/8/2024	500,000	515,950
Merna Re II	5/8/2024	500,000	513,050
Merna Re II	5/8/2024	1,000,000	1,005,900
Mona Lisa Re	12/30/2022	800,000	809,680
Mystic Re	12/12/2023	849,461	883,150
Mystic Re IV	12/16/2022	2,900,000	2,957,710
Northshore Re II	6/22/2022	500,000	499,500
Oakmont Re 2024	5/23/2024	—	38,487
Old Head Re 2025	1/2/2025	193,449	216,009
Palm Re	4/1/2025	750,000	750,450
Pangaea Re 2024-3	7/31/2024	2,500,000	2,715,715
Pangaea Re 2025-1	1/16/2025	1,751,921	1,752,318
Phoenix 3 Re	12/21/2020	715,670	1,123,600
PI0047 2024-1	1/26/2024	9,257,634	10,110,468
Pine Valley Re 2025	1/7/2025	646,543	677,257
Portsalon Re 2022	7/15/2022	316,123	359,440
Purple Re	4/2/2024	500,000	511,050
Queen Street Re	5/12/2023	2,500,000	2,491,750
Residential Re	11/22/2022	1,500,000	1,548,000
Residential Re	11/7/2023	1,500,000	1,542,300
Residential Re	11/7/2023	750,000	774,225
Residential Re	11/4/2024	750,000	748,500
Residential Re	11/4/2024	750,000	754,950
Sanders Re	1/16/2024	750,000	773,850
Sanders Re	12/10/2024	1,500,000	1,481,100
Sanders Re	12/10/2024	2,000,000	2,004,200
Sanders Re	3/13/2025	600,000	598,500
Sanders Re	3/13/2025	600,000	606,000
Sanders Re	3/13/2025	600,000	596,400
Sanders Re	3/13/2025	600,000	603,000
Sanders Re III	11/30/2022	750,000	771,675
Sanders Re III	3/24/2023	250,000	255,000
Sector Re V	12/4/2023	—	108,322
Sector Re V	12/29/2023	—	67,696
Sector Re V	12/31/2024	4,400,000	4,712,400
Silk Road Re	12/23/2024	250,000	249,375
Thopas Re 2020	12/30/2019	—	—
67Victory Pioneer Strategic Income Fund | 6/30/25

Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2021	12/30/2020	$—	$49,500
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	31,604
Thopas Re 2024	2/2/2024	—	24,261
Thopas Re 2025	1/10/2025	3,000,000	2,890,500
Torricelli Re 2021	7/2/2021	—	4,510
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/26/2023	—	33,800
Torricelli Re 2024	7/25/2024	2,877,946	3,068,250
Ursa Re	4/12/2023	500,000	504,800
Veraison Re	12/14/2022	500,000	513,500
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	128,741
Viribus Re 2022	4/18/2022	—	16,500
Viribus Re 2023	2/2/2023	—	34,050
Viribus Re 2024	3/19/2024	—	49,100
Vitality Re XIII	1/4/2023	1,979,578	2,003,200
Vitality Re XIV	1/25/2023	4,003,750	4,094,800
Vitality Re XIV	1/25/2023	400,000	413,040
Walton Health Re 2019	7/18/2019	—	413
Walton Health Re 2022	7/13/2022	—	274,800
Total Restricted Securities			$118,691,535
% of Net assets			3.6%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	126,535,000	USD	21,799,466	Citibank NA	8/1/25	$1,304,742
CAD	500,000	USD	360,149	Citibank NA	7/10/25	7,218
CLP	16,000,000,000	USD	17,128,316	Citibank NA	9/25/25	42,260
EUR	14,581,500	USD	16,652,629	Citibank NA	7/24/25	552,488
EUR	14,400,000	USD	16,204,435	Citibank NA	8/28/25	824,559
IDR	223,950,000,000	USD	13,605,703	Citibank NA	9/25/25	218,940
NGN	26,028,100,000	USD	16,351,877	Citibank NA	9/25/25	44,216
TRY	380,350,000	USD	7,979,275	Citibank NA	1/9/26	125,355
USD	5,654,346	CAD	7,965,000	Citibank NA	7/10/25	(197,816)
USD	18,736,523	EUR	16,541,000	Citibank NA	8/28/25	(824,351)
USD	13,693,989	IDR	223,950,000,000	Citibank NA	9/25/25	(130,654)
USD	17,947,625	INR	1,555,000,000	Citibank NA	9/25/25	(122,389)
USD	2,161,201	MXN	41,300,000	Citibank NA	9/25/25	(19,614)
ZAR	311,500,000	USD	16,232,246	Citibank NA	7/7/25	1,353,025
TRY	462,500,000	USD	9,751,212	Goldman Sachs & Co.	1/9/26	103,898
TRY	128,000,000	USD	2,694,737	JPMorgan Chase	1/9/26	32,732
Victory Pioneer Strategic Income Fund | 6/30/2568

Schedule of Investments  |  6/30/25
(unaudited) (continued)
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	63,680,000	USD	40,813,461	State Street Bank and Trust Co.	7/24/25	$1,117,243
USD	20,866,531	EUR	17,850,000	State Street Bank and Trust Co.	9/25/25	(280,559)
USD	7,031,995	GBP	5,160,000	State Street Bank and Trust Co.	9/25/25	(54,854)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$4,096,439
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
365	U.S. 2 Year Note (CBT)	9/30/25	$75,828,194	$75,928,555	$100,361
4,228	U.S. 5 Year Note (CBT)	9/30/25	456,268,979	460,852,000	4,583,021
2,133	U.S. 10 Year Note (CBT)	9/19/25	235,367,831	239,162,625	3,794,794
1,625	U.S. 10 Year Ultra Bond (CBT)	9/19/25	182,300,979	185,681,648	3,380,669
377	U.S. Long Bond (CBT)	9/19/25	42,227,955	43,531,719	1,303,764
624	U.S. Ultra Bond (CBT)	9/19/25	72,096,352	74,334,000	2,237,648
			$1,064,090,290	$1,079,490,547	$15,400,257
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
650	Euro-Bund	9/8/25	$(100,385,273)	$(99,651,625)	$733,648
TOTAL FUTURES CONTRACTS			$963,705,017	$979,838,922	$16,133,905
CBT	Chicago Board of Trade.
69Victory Pioneer Strategic Income Fund | 6/30/25

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
305,690,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(14,611,484)	$(8,812,861)	$(23,424,346)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(14,611,484)	$(8,812,861)	$(23,424,346)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
8,215,000	American Airlines Group Inc., 6.50%, due 7/1/25	Receive	5.00%	6/20/30	$(681,556)	$475,914	$(205,641)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(681,556)	$475,914	$(205,641)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
Victory Pioneer Strategic Income Fund | 6/30/2570

Schedule of Investments  |  6/30/25
(unaudited) (continued)
ZAR — South Africa Rand
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
71Victory Pioneer Strategic Income Fund | 6/30/25

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$28,615,094	$—	$28,615,094
Common Stocks
Communications Equipment	—	337,737	—	337,737
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,191,455	—	2,191,455
All Other Common Stocks	1,529	—	—	1,529
Asset Backed Securities	—	352,254,950	236,250	352,491,200
Collateralized Mortgage Obligations	—	273,953,467	—	273,953,467
Commercial Mortgage-Backed Securities	—	195,372,339	—*	195,372,339
Convertible Corporate Bonds	—	370,958	—	370,958
Corporate Bonds	—	1,452,192,870	—	1,452,192,870
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,045,217	1,045,217
Multiperil – Massachusetts	—	—	359,440	359,440
Multiperil – U.S.	—	—	10,110,468	10,110,468
Multiperil – Worldwide	—	—	6,531,551	6,531,551
Windstorm – North Carolina	—	—	—	—
Windstorm – U.S. Regional	—	—	38,487	38,487
Reinsurance Sidecars
Multiperil – U.S.	—	—	3,000	3,000
Multiperil – Worldwide	—	—	34,896,792	34,896,792
All Other Insurance-Linked Securities	—	65,706,580	—	65,706,580
Foreign Government Bonds	—	112,068,987	—	112,068,987
U.S. Government and Agency Obligations	—	789,433,894	—	789,433,894
Repurchase Agreements	—	64,420,000	—	64,420,000
Foreign Treasury Obligations	—	8,261,896	—	8,261,896
Open-End Fund	89,000,489	—	—	89,000,489
Total Investments in Securities	$89,002,018	$3,345,180,227	$53,221,205	$3,487,403,450
Liabilities
TBA Sales Commitments	$—	$(58,068,597)	$—	$(58,068,597)
Total Liabilities	$—	$(58,068,597)	$—	$(58,068,597)
Victory Pioneer Strategic Income Fund | 6/30/2572

Schedule of Investments  |  6/30/25
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$4,096,439	$—	$4,096,439
Net unrealized appreciation on futures contracts	16,133,905	—	—	16,133,905
Centrally cleared swap contracts^	—	(8,336,947)	—	(8,336,947)
Total Other Financial Instruments	$16,133,905	$(4,240,508)	$—	$11,893,397
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/24	$108,947	$3,45,000	$—*	$1	$77,733,723	$78,187,671
Realized gain (loss)	—	—	—	—	(2,314,591)	(2,314,591)
Changed in unrealized appreciation (depreciation)	228,790	(189,574)	—	(180,987)	(3,213,638)	(3,355,409)
Return of capital	—	80,824	—	—	(24,306,042)	(24,225,218)
Purchases	—	—	—	—	27,501,689	27,501,689
Sales	—	—	—	—	(22,416,186)	(22,416,186)
Transfers in to Level 3**	—	—	—	180,986	—	180,986
Transfers out of Level 3**	(337,737)	—	—	—	—	(337,737)
Balance as of 6/30/25	$—	$236,250	$—*	$—*	$52,984,955	$53,221,205
*	Securities valued at $0.
**	Transfers are calculated on the beginning of period values. During the period ended June 30, 2025 investments having aggregate value of $108,947 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. Security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2025:		$(4,215,024)
73Victory Pioneer Strategic Income Fund | 6/30/25